Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of estimates
Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expense during the reporting period. The Company evaluates these estimates on a regular basis and bases them on historical experience and on various assumptions that the Company believes are reasonable. The
COVID-19
pandemic has negatively impacted the global economy, disrupted global supply chains and work force participation and created volatility and disruption of financial markets, the impact of which was most acute during the second quarter of fiscal year 2020. As of November 30, 2020, due to the ongoing impact of the
COVID-19
pandemic on the Company’s business, many of the estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, these estimates may change in future periods. Actual results could differ from the estimates.

Principles of consolidation
Principles of consolidation
The Consolidated Financial Statements include the accounts of the Company, its wholly owned subsidiaries, majority-owned subsidiaries in which no substantive participating rights are held by minority stockholders and variable interest entities if the Company is the primary beneficiary. All intercompany accounts and transactions have been eliminated.
The Consolidated Financial Statements include 100% of the assets and liabilities of majority-owned subsidiaries. Investments in 20% through 50% owned affiliated companies are accounted under the equity method where the Company exercises significant influence over operating and financial affairs of the investee and is not the primary beneficiary. Investments in less than 20% owned companies, where the Company does not have significant influence, are recorded at cost or fair value based on whether the equity securities have readily determinable fair values.

Segment reporting
Segment reporting
Operating segments are based on components of the Company that engage in business activities that earn revenue and incur expenses (a) whose operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resource allocation and performance and (b) for which discrete financial information is available.
The Company had two reportable segments: Technology Solutions and Concentrix. After giving effect to the separation of the Concentrix segment, the Company now operates a single reportable segment, which represents an aggregation of four geographic operating segments of United States, Canada, Japan and Latin America. The company distributes peripherals, IT systems, including data center servers, system components, software, networking, communications and security equipment, consumer electronics and complementary products to a variety of customers, including value-added resellers, system integrators and retailers. The company also designs and integrates data center equipment built specific to the customers’ data center environment.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all highly liquid debt instruments purchased with an original maturity or remaining maturity at the date of purchase of three months or less to be cash equivalents. Cash equivalents consist principally of money market deposit accounts and money market funds that are stated at cost, which approximates fair value. The Company is exposed to credit risk in the event of default by financial institutions to the extent that cash balances with financial institutions are in excess of amounts that are insured.

Allowance for doubtful accounts
Allowance for doubtful accounts
The allowance for doubtful accounts is an estimate to cover the losses resulting from uncertainty regarding collections from customers or original equipment manufacturer (“OEM”) vendors to make payments for outstanding balances. In estimating the required allowance, the Company takes into consideration the overall quality and aging of the accounts receivable, credit evaluations of customers’ financial condition and existence of credit insurance. The Company also evaluates the collectability of accounts receivable based on specific customer or OEM vendor circumstances, current economic trends, historical experience with collections and any value and adequacy of collateral received from customers.

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is computed based on the weighted-average method. Inventories are comprised of finished goods and work-in-process.
Finished goods include products purchased for resale, system components purchased for both resale and for use in the Company’s systems design and integration business and completed systems.
Work-in-process
inventories are not material to the Consolidated Financial Statements.

Derivative Financial Instruments
Derivative Financial Instruments
The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value.
For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the gain or loss on the derivative instrument is reported as a component of “Accumulated other comprehensive income (loss)” in stockholders’ equity and reclassified into earnings in the same line associated with the forecasted transactions, in the same period or periods during which the hedged transaction affects earnings. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.
For derivative instruments that are not designated as hedges, gains and losses on derivative instruments are reported in the Consolidated Statements of Operations in the current period.

Property and equipment
Property and equipment
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method based upon the shorter of the estimated useful lives of the assets, or the lease term of the respective assets, if applicable. Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is reflected in operations in the period realized. The ranges of estimated useful lives for property and equipment categories are as follows:

Equipment and Furniture	3 - 10 years
Software	3 - 7 years
Leasehold improvements	2 - 15 years
Buildings and building improvements	10 - 40 years

Business Combinations
Business Combinations
The purchase price is allocated to the assets acquired, liabilities assumed, and noncontrolling interests in the acquired entity generally based on their fair values at the acquisition date. The excess of the fair value of purchase consideration over the fair value of these assets acquired, liabilities assumed and noncontrolling interests in the acquired entity is recorded as goodwill. The primary items that generate goodwill include the value of the synergies between the acquired entity and the Company and the value of the acquired assembled workforce, neither of which qualify for recognition as an intangible asset. Amounts recorded in a business combination may change during the measurement period, which is a period not to exceed one year from the date of acquisition, as additional information about conditions existing at the acquisition date becomes available. The Company includes the results of operations of the acquired business in the Consolidated Financial Statements prospectively from the date of acquisition. Acquisition-related charges are recognized separately from the business combination and are expensed as incurred. These charges primarily include direct third-party professional and legal fees, and integration-related costs.

Goodwill and intangible assets
Goodwill and intangible assets
The values assigned to intangible assets are based on estimates and judgment regarding expectations for the success and life cycle of products and technologies and length of customer relationships acquired in a business combination. Purchased intangible assets are amortized over the useful lives based on estimates of the use of the economic benefit of the asset or on the straight-line amortization method.
The Company allocates goodwill to reporting units based on the reporting unit expected to benefit from the business combination and tests for impairment annually in the fourth quarter or more frequently if events or changes in circumstances indicate that it may be impaired. Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. The factors that are considered in the qualitative analysis include macroeconomic conditions, industry and market considerations, cost factors such as increases in product cost, labor, or other costs that would have a negative effect on earnings and cash flows; and other relevant entity-specific events and information.
If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. The fair values of the reporting units are estimated using market and discounted cash flow approaches. The assumptions used in the market approach are based on the value of a business through an analysis of sales and other multiples of guideline companies and recent sales or offerings of a comparable entity. The assumptions used in the discounted cash flow approach are based on historical and forecasted revenue, operating costs, future economic conditions, and other relevant factors. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value and the excess is recognized as an impairment loss. No goodwill impairment has been identified for any of the years presented.
Intangible assets consist primarily of customer relationships and lists, vendor lists, and trade name and others. Amortization is based on the pattern in which the economic benefits of the intangible assets will be consumed or on a straight-line basis when the consumption pattern is not apparent over the following useful lives:

Customer relationships and lists	4 - 15 years
Vendor lists	10 years
Trade name and others	1- 10 years

Impairment of long-lived assets
Impairment of long-lived assets
The Company reviews the recoverability of its long-lived assets, such as intangible assets, property and equipment and certain other assets, when events or changes in circumstances occur that indicate the carrying value of the asset or asset group may not be recoverable. The assessment of possible impairment is based on the Company’s ability to recover the carrying value of the asset or asset group from the expected future pre-tax
cash flows, undiscounted and without interest charges, of the related operations. If these cash flows are less than the carrying value of such assets, an impairment loss is recognized for the difference between estimated fair value and carrying value.

Leases
Leases
The Company enters into leases as a lessee for property and equipment in the ordinary course of business. When procuring goods or services, or upon entering into a contract with its customers and clients, the Company determines whether an arrangement contains a lease at its inception. As part of that evaluation, the Company considers whether there is an implicitly or explicitly identified asset in the arrangement and whether the Company, as the lessee, or the customer, if the Company is the lessor, has the right to control the use of that asset. Effective December 1, 2019, when the Company is the lessee, all leases with a term of more than 12 months are recognized as right-of-use
(“ROU”) assets and associated lease liabilities in the Consolidated Balance Sheet. Lease liabilities are recorded at the lease commencement date and determined using the present value of the lease payments not yet paid, at the Company’s incremental borrowing rate, which approximates the rate at which the Company would borrow on a secured basis in the country where the lease was executed. The interest rate implicit in the lease is generally not determinable in transactions where the

Company is the lessee.

The ROU asset equals the lease liability adjusted for any initial direct costs, prepaid rent and lease incentives. The Company’s variable lease payments generally relate to payments
tied to various indexes,
non-lease
components and payments above a contractual minimum fixed amount.
Operating leases are included in other assets, net, other accrued liabilities and other long-term liabilities in the Consolidated Balance Sheet. Finance leases are included in property and equipment, net, borrowings, current and long-term borrowings in the Consolidated Balance Sheet. Substantially all of the Company’s leases are classified as operating leases. The lease term includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company made a policy election to not recognize leases with a lease term of 12 months or less in the Consolidated Balance Sheet. Lease expenses are recorded within selling, general, and administrative expenses in the Consolidated Statements of Operations. Operating lease payments are presented within “Cash flows from operating activities” in the Consolidated Statements of Cash Flows.
For all asset classes, the Company has elected the lessee practical expedient to combine lease and non-lease
components (e.g., maintenance services) and account for the combined unit as a single lease component. Variable lease payments are recognized in the period in which the obligation for those payments is incurred.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially subject the Company to significant concentration of credit risk consist principally of cash and cash equivalents, accounts receivable and derivative instruments.
The Company’s cash and cash equivalents and derivative instruments are transacted and maintained with financial institutions with high credit standing, and their compositions and maturities are regularly monitored by management. Through November 30, 2020, the Company has not experienced any credit losses on such deposits and derivative instruments.
Accounts receivable include amounts due from customers, including related party customers. Receivables from vendors, net, includes amounts due from OEM vendors primarily in the technology industry. The Company performs ongoing credit evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary, but generally requires no collateral. The Company also maintains allowances for potential credit losses. In estimating the required allowances, the Company takes into consideration the overall quality and aging of its receivable portfolio, the existence of a limited amount of credit insurance and specifically identified customer and vendor risks. The Company also considers risks attributed to
COVID-19
in establishing the required allowances. Through November 30, 2020, such losses have been within management’s
expectations.
One customer accounted for 23%, 24% and 19% of the Company’s total revenue in fiscal years 2020, 2019 and 2018, respectively. Products purchased from the Company’s largest OEM supplier, HP Inc., accounted for approximately 15% of the Company’s total revenue during fiscal years 2020 and 14% for both 2019 and 2018.
As of November 30, 2020, and 2019, one customer comprised 15% and 25%, respectively, of the accounts receivable balance.

Book overdrafts
Book overdrafts
Book overdrafts, representing checks issued in excess of balances on deposit in the applicable bank accounts and which have not been paid by the applicable bank at the balance sheet date are classified as “Borrowings, current” in the Company’s Consolidated Balance Sheets. Under the terms of the Company’s banking arrangements, the respective financial institutions are not legally obligated to honor the book overdraft balances. The Company’s policy is to report the change in book overdrafts as a financing activity in the Consolidated Statements of Cash Flows.

Revenue recognition
Revenue recognition
The Company generates revenue primarily from the sale of various IT products.
The Company recognizes revenues from the sale of IT hardware and software as control is transferred to customers, which is at the point in time when the product is shipped or delivered. The Company accounts for a contract with a customer when it has written approval, the contract is committed, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration is probable of collection. Binding purchase orders from customers together with agreement to the Company’s terms and conditions of sale by way of an executed agreement or other signed documents are considered to be the contract with a customer. Products sold by the Company are delivered via shipment from the Company’s facilities, drop-shipment directly from the vendor, or by electronic delivery of software products. In situations where arrangements include customer acceptance provisions, revenue is recognized when the Company can objectively verify the products comply with specifications underlying acceptance and the customer has control of the products. Revenue is presented net of taxes collected from customers and remitted to government authorities. The Company generally invoices a customer upon shipment, or in accordance with specific contractual provisions. Payments are due as per contract terms and do not contain a significant financing component. Service revenues represents less than 10% of the total net sales for the periods presented.
Provisions for sales returns and allowances are estimated based on historical data and are recorded concurrently with the recognition of revenue. A liability is recorded at the time of sale for estimated product returns based upon historical experience and an asset is recognized for the amount expected to be recorded in inventory upon product return. These provisions are reviewed and adjusted periodically by the Company. Revenue is reduced for early payment discounts and volume incentive rebates offered to customers, which are considered variable consideration, at the time of sale based on an evaluation of the contract terms and historical experience.
The Company recognizes revenue on a net basis on certain contracts, where the Company’s performance obligation is to arrange for the products or services to be provided by another party or the rendering of logistics services for the delivery of inventory for which the Company does not assume the risks and rewards of ownership, by recognizing the margins earned in revenue with no associated cost of revenue. Such arrangements include supplier service contracts, post-contract software support services and extended warranty contracts.
The Company considers shipping and handling activities as costs to fulfill the sale of products. Shipping revenue is included in revenue when control of the product is transferred to the customer, and the related shipping and handling costs are included in cost of products sold.

Cost of revenue
Cost of Revenue
Cost of revenue includes the product price paid to OEM suppliers, net of any incentives, rebates, price protection and purchase discounts received from the OEM suppliers. Cost of revenue also consists of provisions for inventory losses and write-downs, shipping and handling costs and royalties due to OEM vendors. In addition, cost of revenue includes the cost of materials, labor and overhead and warranty for design and integration activities.

Selling, General and Administrative expenses
Selling, General and Administrative expenses
Selling, general and administrative expenses are charged to income as incurred. Expenses of promoting and selling products and services are classified as selling expense and include such items as compensation, sales commissions and travel. General and administrative expenses include such items as compensation, cost of warehouse, delivery centers and other non-integration
facilities, legal and professional costs, office supplies,
non-income
taxes, insurance and utility expenses. In addition, selling, general and administrative expenses include other operating items such as allowances for credit losses, depreciation and amortization of non-technology
related intangible assets.

OEM supplier programs
OEM supplier programs
Funds received from OEM suppliers for volume promotion programs, price protection and product rebates are recorded as adjustments to cost of revenue and/or the carrying value of inventories, as appropriate. Where there is a binding agreement, the Company tracks vendor promotional programs for volume discounts on a program-by-program
basis and records them as a reduction to cost of revenue based on a systematic and rational allocation. The Company monitors the balances of vendor receivables on a quarterly basis and adjusts the balances due for differences between expected and actual sales volume. Vendor receivables are generally collected through reductions authorized by the vendor to accounts payable. Funds received for specific marketing and infrastructure reimbursements, net of related costs, are recorded as adjustments to “Selling, general and administrative expenses,” and any excess reimbursement amount is recorded as an adjustment to cost of revenue.

Royalties
Royalties
The Company’s software product purchases include products licensed from OEM vendors, which are subsequently distributed to resellers. Royalties to OEM vendors are accrued and recorded in cost of revenue when software products are shipped and revenue is recognized.

Warranties
Warranties
The Company’s OEM suppliers generally warrant the products distributed by the Company and allow returns of defective products. The Company generally does not independently warrant the products it distributes; however, the Company does warrant the following: (1) products that it builds to order from components purchased from other sources; and (2) its services with regard to products that it assembles for its customers. Warranty expense and the accrual for warranty costs were not material to the Company’s Consolidated Financial Statements for any of the periods presented.

Advertising
Advertising
Costs related to advertising and product promotion expenditures are charged to “Selling, general and administrative expenses” as incurred and are primarily offset by OEM marketing reimbursements. Net costs related to advertising and promotion expenditures were not material to the Company’s Consolidated Financial Statements for any of the periods presented.

Income taxes
Income taxes
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements using enacted tax rates and laws that will be in effect when the difference is expected to reverse. Tax on global low-taxed
intangible income is accounted for as a current expense in the period in which the income is includable in a tax return using the “period cost” method. Valuation allowances are provided against deferred tax assets that are not likely to be realized.
The Company recognizes tax benefits from uncertain tax positions only if that tax position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.

Foreign currency translations
Foreign currency translations
The financial statements of the Company’s international subsidiaries whose functional currencies are the local currencies are translated into U.S. dollars for consolidation as follows: assets and liabilities at the exchange rate as of the balance sheet date, stockholders’ equity at the historical rates of exchange, and income and expense amounts at the average exchange rate for the month. Translation adjustments resulting from the translation of the subsidiaries’ accounts are included in “Accumulated other comprehensive income (loss)” in stockholders’ equity. Transactions denominated in currencies other than the applicable functional currency are converted to the functional currency at the exchange rate on the transaction date. At period end, monetary assets and liabilities are remeasured to the functional currency using exchange rates in effect at the balance sheet date.
Non-monetary
assets and liabilities are remeasured at historical exchange rates. Gains and losses resulting from foreign currency transactions are included in earnings within “Other income (expense), net.”

Comprehensive income
Comprehensive income
Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner
sources. The primary components of comprehensive income for the Company include net income, foreign currency translation adjustments arising from the consolidation of the Company’s international subsidiaries, unrealized gains and losses on the Company’s available-for-sale
debt securities, unrealized gains and losses on cash flow hedges and the changes in unrecognized pension and post-retirement benefits.

Share-based compensation
Share-based compensation
The Company accounts for share-based payment transactions in which the Company receives services in exchange for equity instruments of the Company. Share-based compensation cost for stock options, restricted stock awards and units, performance-based restricted stock units and employee stock purchase plans is determined based on the fair value at the measurement date. The Company recognizes share-based compensation cost as expense for awards other than its performance-based restricted stock units ratably on a straight-line basis over the requisite service period. The Company recognizes share-based compensation cost associated with its performance-based restricted stock units over the requisite service period if it is probable that the performance conditions will be satisfied. The Company accounts for expense reductions that result from the forfeiture of unvested awards in the period that the forfeitures occur.

Earnings per common share
Earnings per common share
Earnings per share is calculated using the
two-class
method. The
two-class
method is an earnings allocation proportional to the respective ownership among holders of common stock and participating securities. Basic earnings per common share is computed by dividing net income attributable to the Company’s common stockholders by the weighted average of common shares outstanding during the period. Diluted earnings per common share also considers the dilutive effect of in-the-money
stock options and restricted stock units, calculated using the treasury stock method.

Treasury Stock
Treasury Stock
Repurchases of shares of common stock are accounted for at cost, which includes brokerage fees, and are included as a component of stockholders’ equity in the Consolidated Balance Sheets.

Reclassifications
Reclassifications
Certain reclassifications have been made to prior period amounts in the Consolidated Statements of Cash Flows to conform to current period presentation. These reclassifications had no effect on cash flows from operating, investing or financing activities as previously reported.

Recently adopted and issued accounting pronouncements
Recently adopted accounting pronouncements
In February 2018, the Financial Accounting Standard Board (the “FASB”) issued guidance that permits the Company to reclassify disproportionate tax effects in accumulated other comprehensive income caused by the Tax Cuts and Jobs Act of 2017 (the “TCJA”) to retained earnings. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The adoption of this new guidance did not have a material impact on the Company’s Consolidated Financial Statements.
In February 2016, the FASB issued a new standard which revises various aspects of accounting for leases, with amendments in 2018 and 2019 codified as Accounting Standards Codification Topic 842, Leases. The Company adopted the guidance effective December 1, 2019, applying the optional transition method, which allows an entity to apply the new standard at the adoption date with a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. In addition, the Company elected the package of practical expedients not to reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs and the lessee practical expedient to combine lease and non-lease
components for all asset classes. The Company made a policy election to not recognize ROU assets and lease liabilities for short-term leases for all asset classes. The most significant impact of adoption to the Company’s Consolidated Financial Statements relates to the recognition of a right-of-use
asset and a lease liability for its leases other than short-term leases. The liability was equal to the present value of lease payments. The asset is based on the liability, and subject to adjustment, such as for initial direct costs. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee depends primarily on its classification. For income statement purposes, operating leases will result in a straight-line expense while finance leases will result in a front-loaded expense pattern. Upon adoption, the Company recorded $64,736 of ROU assets and of $70,567 of liabilities relating to its operating leases on its Consolidated Balance Sheet. The adoption did not have an impact on the Company’s retained earnings as of December 1, 2019, its consolidated statements of operations or its consolidated statements of cash flows.
In August 2018, the Financial Accounting Standard Board (“FASB”) issued new guidance to add, remove, and clarify disclosure requirements related to defined benefit pension and other postretirement plans. The amendment requires the Company to disclose the weighted-average interest crediting rates used in cash balance pension plans. It also requires the Company to disclose the reasons for significant changes in the benefit obligation or plan assets including significant gains and losses affecting the benefit obligation for the period. The adoption of this new guidance did not have a material impact on the Company’s Consolidated Financial Statements.
In August 2018, the FASB issued guidance to improve the effectiveness of fair value measurement disclosures by removing or modifying certain disclosure requirements and adding other requirements. Certain amendments should be applied prospectively, while all other amendments should be applied retrospectively to all periods presented. This guidance was applicable to the Company at the beginning of fiscal year 2021 and its adoption did not have a material impact on the Company’s Consolidated Financial Statements.
In June 2016, the FASB issued a new credit loss standard that replaces the incurred loss impairment methodology in current GAAP. The new impairment model requires immediate recognition of estimated credit losses expected to occur for most financial assets and certain other instruments. This new standard is to be adopted by way of a cumulative-effect adjustment to retained earnings as of the beginning of the first effective reporting period. This guidance was applicable to the Company at the beginning of fiscal year 2021 and its adoption did not have a material impact on the Company’s Consolidated Financial Statements.
Recently issued accounting pronouncements
In March 2020, the FASB issued optional guidance for a limited time to ease the potential burden in accounting for or recognizing the effects of reference rate reform, particularly, the risk of cessation of the London Interbank Offered Rate (“LIBOR”) on financial reporting. The guidance provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments are elective and are effective upon issuance for all entities through December 31, 2022. The Company is currently evaluating the impact of the new guidance.
In December 2019, the FASB issued new guidance that simplifies the accounting for income taxes. The guidance is effective for annual reporting periods beginning after December 15, 2020, and interim periods within those reporting periods. Certain amendments should be applied prospectively, while other amendments should be applied retrospectively to all periods presented. The Company is currently evaluating the impact of the new guidance.
In August 2018, the FASB issued new guidance to add, remove, and clarify disclosure requirements related to defined benefit pension and other postretirement plans. The amendment requires the Company to disclose the weighted-average interest crediting rates used in cash balance pension plans. It also requires the Company to disclose the reasons for significant changes in the benefit obligation or plan assets including significant gains and losses affecting the benefit obligation for the period. This standard is effective for fiscal years ending after December 15, 2020 and early adoption is permitted. The adoption is not expected to have a material impact on the Company’s Consolidated Financial Statements.
In June 2016, the FASB issued a new credit loss standard that replaces the incurred loss impairment methodology in current GAAP. The new impairment model requires immediate recognition of estimated credit losses expected to occur for most financial assets and certain other instruments. This new standard is to be adopted by way of a cumulative-effect adjustment to retained earnings as of the beginning of the first effective reporting period. This guidance is applicable to the Company at the beginning of fiscal year 2021 and its adoption is not expected to have a material impact on the Company’s Consolidated Financial Statements.
In March 2020, the FASB issued optional guidance for a limited time to ease the potential burden in accounting for or recognizing the effects of reference rate reform, particularly, the risk of cessation of the London Interbank Offered Rate (“LIBOR”) on financial reporting. The guidance provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments are elective and are effective upon issuance for all entities through December 31, 2022. The Company is currently evaluating the impact of the new guidance.
In December 2019, the FASB issued new guidance that simplifies the accounting for income taxes. The guidance is effective for annual reporting periods beginning after December 15, 2020, and interim periods within those reporting periods. Certain amendments should be applied prospectively, while other amendments should be applied retrospectively to all periods presented. The Company is currently evaluating the impact of the new guidance.